UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22252

Name of Fund: BlackRock Fixed Income Value Opportunities

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Fixed Income Value Opportunities, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2009

Date of reporting period: 03/31/2009

Item 1	–	Schedule of Investments

Schedule of Investments March 31, 2009 (Unaudited)	Fixed Income Value Opportunities
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset Backed Securities — 0.6%
Countrywide Asset-Backed Certificates, Series 07-4, Class A1A,
0.64%, 9/25/37(a)	$2,389	$2,050,842

Corporate Bonds
Diversified Financial Services — 0.9%
TIAA Global Markets, Inc., Unsecured Notes,
5.13%, 10/10/12(b)	3,000	2,969,532

Insurance — 0.9%
Metropolitan Life Global Funding I, Senior Unsecured Notes,
5.13%, 4/10/13(b)	3,000	2,739,873

Media — 2.2%
Cox Communications, Inc., Senior Unsecured Notes,
7.13%, 10/01/12	5,000	4,977,390
Thomson Reuters Corp., Unsecured Notes,
5.95%, 7/15/13	2,000	1,953,534

		6,930,924

Multi-Utilities — 2.6%
DTE Energy Co., Senior Unsecured Notes,
7.05%, 6/01/11	5,000	5,048,205
Enbridge Energy Partners, Senior Unsecured Notes,
9.88%, 3/01/19	3,000	3,092,832

		8,141,037

Total Corporate Bonds — 6.6%		20,781,366

Non-U.S. Government Sponsored Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 12.4%
Countrywide Alternative Loan Trust, Series 05-23CB, Class A15,
5.50%, 7/25/35	3,006	1,526,463
Countrywide Alternative Loan Trust, Series 06-24CB, Class A23,
6.00%, 6/25/36	4,086	1,984,801
Countrywide Alternative Loan Trust, Series 07-16CB, Class 1A7,
6.00%, 8/25/37	7,136	3,934,552
Countrywide Home Loan Mortgage Pass Through Trust, Series 07-17, Class 1A1,
6.00%, 10/25/37	3,527	1,990,338
Countrywide Home Loan Mortgage Pass Through Trust, Series 07-HY3, Class 4A1,
5.98%, 6/25/47(a)	5,414	2,920,960
Deutsche ALT-A Securities, Inc., Series 06-OA1, Class A1,
0.72%, 2/25/47(a)	4,106	1,487,970
General Motors Acceptance Corp. Mortgage Corp. Loan Trust, Series 05-AR2, Class 2A,
4.86%, 5/25/35(a)	3,449	2,002,226
Indymac Index Mortgage Loan Trust, Series 06-AR31, Class A3,
6.04%, 11/25/36	3,931	2,004,915
JPMorgan Mortgage Trust, Series 064-A4, Class 4A2,
5.78%, 6/25/36	3,071	1,883,485
Non-U.S. Government Sponsored Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations (concluded)
JPMorgan Mortgage Trust, Series 06-A2, Class 2A1,
5.75%, 4/25/36	3,131	1,865,004
Master Asset Securitization Trust, Series 06-1, Class 4A1,
5.75%, 2/25/21	2,584	2,304,554
Provident Funding Mortgage Loan Trust, Series 05-1, Class 2A1,
4.36%, 5/25/35	2,608	1,890,002
Residential Accredit Loans, Inc., Series 07-QH9, Class A1,
6.55%, 11/25/37(a)	5,034	1,629,316
Residential Accredit Loans, Inc., Series 07-QS13, Class 1A5,
5.50%, 9/25/35	3,377	1,793,900
Washington Mutual Mortgage Pass-Through Certificates, Series 07-HY6, Class 2A1,
5.68%, 6/25/37	6,001	3,132,126
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR10, Class 2A1,
5.63%, 7/25/36(a)	4,159	2,226,053
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR13, Class A2,
5.75%, 9/25/36(a)	3,923	2,167,174
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR2, Class 2A5,
5.08%, 3/25/36(a)	4,142	2,370,687

		39,114,526

Commercial Mortgage-Backed Securities — 38.7%
Adjustable Rate Mortgage Trust, Series 05-5, Class 5A21,
5.30%, 9/25/35(a)	3,999	1,989,782
Banc of America Commercial Mortgage, Inc., Series 01-PB1, Class A2,
5.79%, 8/11/11	4,517	4,404,328
Banc of America Funding Corp., Series 04-B, Class 5A1,
5.21%, 11/20/34(a)	3,722	2,130,156
Banc of America Mortgage Securities, Inc., Series 05-D, Class 2A5,
4.79%, 5/25/35(a)	4,112	2,308,388
Citigroup Commercial Mortgage Trust, Series 07-C6, Class ASB,
5.70%, 12/10/49	5,000	3,970,300
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 06-CD2, Class AAB,
5.39%, 1/15/46	4,000	3,430,492
Commercial Mortgage Pass Through Certificates, Series 07-C9, Class AAB,
5.82%, 12/10/49	10,000	7,959,224
Credit Suisse First Boston Mortgage Securities Corp., Series 01-CKN5, Class 4A,
5.44%, 9/15/34	4,579	4,449,626
Credit Suisse First Boston Mortgage Securities Corp., Series 06-3, Class 4A3,
5.50%, 4/25/36	3,842	2,141,945
Goldman Sachs Mortgage Securities Corp. II, Series 06-GG6, Class AAB,
5.59%, 4/01/38	5,320	4,552,809
Goldman Sachs Mortgage Securities Corp. II, Series 07-GG10, Class A4,
5.80%, 8/10/45	25,000	17,061,073

MARCH 31, 2009	1

Schedule of Investments (continued)	Fixed Income Value Opportunities
(Percentages shown are based on Net Assets)

	Par (000)	Value
Non-U.S. Government Sponsored Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
Greenwich Capital Commercial Funding Corp., Series 07-GG11, Class A2,
5.60%, 12/10/49	$10,000	$8,057,842
Greenwich Capital Commercial Funding Corp., Series 07-GG9, Class A2,
5.38%, 3/10/39	5,605	4,694,306
JPMorgan Chase Commercial Mortgage Securities Corp., Series 06-CB15, Class ASB,
5.79%, 6/12/43	10,000	8,956,402
JPMorgan Chase Commercial Mortgage Securities Corp., Series 07-LDII, Class ASB,
5.82%, 7/15/49	7,700	5,903,452
Lehman Brothers-UBS Commercial Mortgage Trust, Series 01-C2, Class A2,
6.65%, 11/15/27	5,500	5,539,599
Lehman Brothers-UBS Commercial Mortgage Trust, Series 06-C7, Class A2,
5.30%, 11/15/38	3,000	2,518,172
Lehman Brothers-UBS Commercial Mortgage Trust, Series 07-C1, Class AAB,
5.40%, 2/15/40	11,174	8,731,235
Morgan Stanley Capital I, Inc., Series 07-IQ14, Class AAB,
5.65%, 4/15/49	10,000	7,789,998
Wachovia Bank Commercial Mortgage Trust, Series 07-C32, Class A2,
5.74%, 6/15/49	9,000	7,295,164
Wachovia Bank Commercial Mortgage Trust, Series 07-C33, Class A2,
5.86%, 2/15/49(a)	10,480	8,961,416

		122,845,709

Total Non-U.S. Government Sponsored Agency Mortgage-Backed Securities — 51.1%		161,960,235

Floating Rate Loan Interests
Aerospace & Defense — 0.3%
Booz Allen Hamilton, Inc., Tranche B Term Loan,
7.50%, 7/31/15(a)	499	475,412
L-1 Identity Solutions Operating Co., Term Loan,
6.75%, 8/05/13(a)	494	470,633

		946,045

Auto Components — 0.5%
Allison Transmission, Inc., Term Loan,
3.29%, 8/07/14(a)	499	329,003
Goodyear Tire & Rubber Co., Term Loan (Second Lien),
2.23%, 4/30/14(a)	500	347,031
Navistar International Corp., Revolving Term Loan,
3.73%, 1/19/12(a)	267	207,333
Navistar International Corp., Term Advance,
3.73%, 1/19/12(a)	733	570,167

		1,453,534

Chemicals — 0.3%
Brenntag Holding GmbH & Co., Acquisition Term Loan,
2.75%, 1/20/14(a)	98	70,691
Brenntag Holding GmbH & Co., Facility B-2 Term Loan,
3.39%, 1/20/14(a)	402	289,309
PQ Corp. (aka Niagara Acquisition, Inc.), Original Term Loan (First Lien),
4.46%, 7/31/14(a)	472	279,874
PQ Corp. (aka Niagara Acquisition, Inc.), Term Loan (First Lien),
4.71%, 7/31/14(a)	26	15,631
Solutia, Inc., Term Loan,
8.50%, 2/28/14(a)	499	323,120

		978,625

Commercial Services & Supplies — 0.1%
Coinmach Corp., Term Loan,
4.26%, 11/14/14(a)	499	334,154

Computers & Peripherals — 0.3%
First Data Corp., Term B-2 Loan,
3.27%, 9/24/14(a)	29	19,158
First Data Corp., Term B-2 Loan (acquired 3/03/09 through 3/12/09, cost $304,936),
3.27%, 9/24/14(a)(c)	470	315,804
SunGard Data Systems, Inc., Incremental Term Loan,
6.75%, 2/28/14(a)	500	470,417

		805,379

Construction Materials — 0.1%
Building Materials Corp. of America, Term Loan,
3.88%, 2/22/14(a)	499	348,127

Containers & Packaging — 0.3%
Smurfit-Stone Container Enterprises, Inc., Revolving,
7.02%, 1/28/10(a)	385	351,312
Smurfit-Stone Container Enterprises, Inc., Term Loan,
7.68%, 2/03/10(a)	615	613,463

		964,775

Diversified Financial Services — 0.2%
Wind Finance SL S.A. (Luxembourg), Euro Facility (Second Lien),
7.44%, 11/26/14	500	574,017

Food Products — 0.7%
Dole Food Co., Inc., Credit Linked Loan,
4.69%, 4/12/13(a)	53	48,402
Dole Food Co., Inc., Solvest Term C Loan,
7.25%, 4/12/13(a)	14	13,051
Dole Food Co., Inc., Term B Loan,
7.25%, 4/12/13(a)	5	4,517
Dole Food Co., Inc., Term C Loan,
8.00%, 4/12/13(a)	166	150,048
Dole Food Co., Inc., Tranche B Term Loan,
7.92%, 4/12/13(a)	89	80,832
Dole Food Co., Inc., Tranche C Term Loan,
7.97%, 4/12/13(a)	171	154,888
Wrigley Jr. Co., Tranche B Term Loan,
6.50%, 10/06/14(a)	1,778	1,753,801

		2,205,539

Health Care Providers & Services — 0.9%
Community Health Systems, Inc., Delayed Draw,
2.73%, 7/25/14(a)	24	20,930

2	MARCH 31, 2009

Schedule of Investments (continued)	Fixed Income Value Opportunities
(Percentages shown are based on Net Assets)

	Par (000)	Value
Floating Rate Loan Interests
Health Care Providers & Services (concluded)
Community Health Systems, Inc., Funded Term Loan,
3.44%, 7/25/14(a)	$476	$410,268
Fresenius SE, Tranche B-1 Term Loan,
6.31%, 7/06/14(a)	812	801,198
Fresenius SE, Tranche B-2 Term Loan,
6.31%, 7/06/14(a)	438	431,614
HCA, Inc., Tranche A-1 Term Loan,
3.46%, 11/19/12(a)	1,000	861,250
HealthSouth Corp., Term Loan,
3.05%, 3/11/13(a)	499	437,916

		2,963,176

Household Durables — 0.1%
Jarden Corp., Term B-3 Loan,
3.96%, 1/24/12(a)	500	451,875

Household Products — 0.1%
Huish Detergents, Inc., Term Loan (Second Lien),
4.75%, 10/26/14(a)	500	387,500

Leisure Equipment & Products — 0.3%
Harrah’s Operating Co., Inc., Term B2 Loan (acquired 3/11/09 through 3/26/09, cost $876,250),
4.16%, 1/28/18(a)(c)	1,500	892,970

Media — 1.8%
Catalina Marketing Corp., Initial Term Loan,
4.46%, 10/01/14(a)	500	418,334
Cengage Learning Acquisitions, Inc., Term B Loan (acquired 2/27/09 through 3/13/09, cost $656,716),
2.98%, 7/03/14(a)(c)	997	670,382
Cequel Communications, LLC, Term Loan,
2.53%, 11/05/13(a)	500	429,306
Charter Communications Operating, LLC, Term Loan,
3.21%, 3/06/14(a)(d)	500	407,708
Getty Images, Inc., Initial Term Loan,
7.24%, 7/02/15(a)	350	334,750
Newsday, LLC, Fixed Rate Term Loan,
9.75%, 8/01/13	650	589,062
Nielsen Finance, LLC, Dollar Term Loan,
2.53%, 8/09/13(a)	1,747	1,357,182
Virgin Media Investment Holdings Ltd., Facility A-2 Term Loan,
3.12%, 6/30/12	500	618,328
Weather Channel Holding Corp., Term Loan,
7.25%, 9/14/15(a)	999	965,289

		5,790,341

Multiline Retail — 0.3%
Alliance Boots Holdings Ltd., Term B1 Loan (acquired 3/31/09 through 4/15/09, cost $505,253),
3.69%, 7/06/15(a)(c)	500	497,014
Dresser, Inc., Term B Loan,
2.77%, 5/04/14(a)	22	16,237
3.45%, 5/04/14(a)	478	356,263

		869,514

Multi-Utilities — 0.8%
Astoria Generating Co. Acquisitions, LLC, Term C Loan,
4.28%, 8/23/13(a)	500	374,375
Calpine Corp., First Priority Term Loan,
4.34%, 3/29/14(a)	499	379,663
Texas Competitive Electric Holdings Co., LLC (TXU), Initial Tranche Term Loan,
4.04%, 10/10/14(a)	2,481	1,631,653
Texas Competitive Electric Holdings Co., LLC (TXU), Term B Loan,
3.98%, 10/10/14(a)	8	4,995
4.45%, 10/10/14(a)	5	3,330

		2,394,016

Oil, Gas & Consumable Fuels — 0.1%
Dynegy Holdings, Inc., Term L/C Loan,
1.98%, 4/02/13(a)	462	400,551
Dynegy Holdings, Inc., Tranche B Term Loan,
1.98%, 4/02/13(a)	38	32,574

		433,125

Paper & Forest Products — 0.1%
Georgia-Pacific Corp., Term B Loan,
3.29%, 12/20/12(a)	499	438,742

Pharmaceuticals — 0.1%
DJO Finance, LLC/ReAble Therapeutics Finance, LLC, Term Loan,
4.03%, 5/20/14(a)	499	423,179

Wireless Telecommunication Services — 0.6%
Cricket Communications, Inc., Term B Loan,
6.50%, 6/16/13(a)	499	470,198
Hargray Acquisition Co., Term Loan,
3.49%, 6/27/14(a)	500	385,000
SBA Communications Corp., Term Loan,
2.82%, 11/01/10(a)	1,000	890,000

		1,745,198

Total Floating Rate Loan Interests — 8.0%		25,399,831

Total Long-Term Investments (Cost — $198,984,894) — 66.3%		210,192,274

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, 0.60%(e)(f) (Cost — $139,275,147) — 43.9%	139,275,147	139,275,147

Total Investments (Cost — $338,260,041*) — 110.2%		349,467,421
Liabilities in Excess of Other Assets — (10.2)%		(32,249,968)

Net Assets — 100.0%		$317,217,453

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$338,260,041

Gross unrealized appreciation	$11,964,518
Gross unrealized depreciation	(757,138)

Net unrealized appreciation	$11,207,380

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

MARCH 31, 2009	3

Schedule of Investments (concluded)	Fixed Income Value Opportunities

(c)	Restricted security as to resale. As of report date the Portfolio held 0.7% of its net assets, with a current market value of $2,376,170 and an original cost of $2,343,155 in these securities.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity		Income
BlackRock Liquidity Funds, TempFund	$139,229,926	**	$140,733

**	Represents net purchase cost.

(f)	Represents current yield as of report date.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The Portfolio values investments on the basis of last available bid price or current market quotations provided by dealers or pricing services selected under the supervision of the Portfolio’s Board of Trustees (the “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments. Short-term securities may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value each business day.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$139,275,147
Level 2	200,819,027
Level 3	9,373,247

Total	$349,467,421

The following table is a reconciliation of Level 3 investments and other financial instruments for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Assets
Balance, as of February 26, 2009	$—
Accrued discounts/premiums	11,143
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	92,687
Net purchases (sales)	9,269,417
Net transfers in/out of Level 3	—

Balance, as of March 31, 2009	$9,373,247

4	MARCH 31, 2009

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Fixed Income Value Opportunities

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of BlackRock Fixed Income Value Opportunities

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of BlackRock Fixed Income Value Opportunities

Date: May 20, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Fixed Income Value Opportunities

Date: May 20, 2009